Vehicles and equipment on operating leases (Future Minimum Rentals from Vehicles and Equipment on Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2017	¥ 738,681
2018	500,855
2019	225,526
2020	48,217
2021	11,719
Thereafter	1,355
Total minimum future rentals	¥ 1,526,353